Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Variations in Tangible Assets

Note 8	Property, Plant and Equipment
The following tables show the variations in tangible assets for the years ended December 31, 2020, December 31, 2021 and as of June 30, 2022:

Property, plant and equipment - Variations	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2020/12/31			adjustments		2021/12/31
Gross
Buildings on non-freehold land	12,167	—	(1,912)	—	56	10,311
Scientific equipment	9,080	71	(2,831)	—	—	6,320
Fittings	1,703	(4)	(234)	—	9	1,474
Vehicles	99	60	(67)	—	—	91
Computer equipment	1,534	30	(18)	—	(4)	1,542
Furniture	329	—	(50)	—	—	279
In progress	—	330	(342)	—	12	—
TOTAL - Gross	24,911	487	(5,454)	—	74	20,017
Accumulated depreciation
Buildings on non-freehold land	(2,603)	(1,417)	1,120	—	—	(2,900)
Scientific equipment	(5,952)	(1,061)	2,145	—	—	(4,868)
Fittings	(982)	(91)	190	(5)	—	(888)
Vehicles	(85)	(13)	67	—	—	(31)
Computer equipment	(1,217)	(195)	14	(6)	—	(1,403)
Furniture	(251)	(12)	50	—	—	(213)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(11,090)	(2,789)	3,587	(11)	—	(10,304)
Accumulated impairment
Buildings on non-freehold land	(1,182)	—	679	—	—	(503)
Scientific equipment	(866)	—	779	—	—	(87)
Fittings	(93)	—	—	—	—	(93)
Vehicles	—	—	—	—	—	—
Computer equipment	(27)	—	15	—	—	(12)
Furniture	(3)	—	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(2,172)	—	1,473	—	—	(699)
TOTAL - Net	11,648	(2,302)	(394)	(11)	74	9,015

Property, plant and equipment - Variations	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2021/12/31			adjustments		2022/06/30
Gross
Buildings on non-freehold land	10,311	317	—	—	—	10,628
Scientific equipment	6,320	29	(26)	—	—	6,323
Fittings	1,474	—	—	—	2	1,476
Vehicles	91	—	—	—	—	91
Computer equipment	1,542	49	(6)	—	12	1,596
Furniture	279	—	—	—	—	279
In progress	—	17	—	—	(17)	—
TOTAL - Gross	20,017	412	(33)	—	(3)	20,394
Accumulated depreciation
Buildings on non-freehold land	(2,900)	(506)	—	—	—	(3,407)
Scientific equipment	(4,868)	(286)	24	4	—	(5,125)
Fittings	(888)	(46)	—	(2)	—	(936)
Vehicles	(31)	(6)	—	—	—	(37)
Computer equipment	(1,403)	(64)	6	(9)	—	(1,469)
Furniture	(213)	(5)	—	—	—	(218)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(10,304)	(913)	30	(7)	—	(11,192)
Accumulated impairment
Buildings on non-freehold land	(503)	—	13	—	—	(490)
Scientific equipment	(87)	(25)	62	—	—	(51)
Fittings	(93)	—	—	—	—	(93)
Vehicles	—	—	—	—	—	—
Computer equipment	(12)	—	2	—	—	(10)
Furniture	(3)	—	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(699)	(25)	77	—	—	(647)
TOTAL - Net	9,015	(525)	74	(7)	(3)	8,554